Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations

16. Discontinued Operations

ASC 205-20 requires that the operations and associated gains and/or losses from the sale or planned disposition of components of an entity, as defined, be reclassified and presented as discontinued operations in the Company’s consolidated financial statements for all periods presented. In April 2012, the Company sold three properties in Arkansas and one property in Massachusetts to unrelated third parties. Below is a summary of the components of the discontinued operations for the respective periods:

	Year Ended December 31,
	2012	2011	2010
Total revenues	$269,932	$1,260,671	$1,163,559
Expenses:
Interest expense	(27,104)	(8,123)	(1,090)
Depreciation and amortization	(1,958)	(575,322)	(607,426)
Gain on sale of assets, net	4,425,246	—	—
Loss on extinguishment of debt	(13,264)	—	—
Other (expenses) income	(66,160)	(910,941)	101,103

Total gains (expenses)	4,316,760	(1,494,386)	(507,413)

Discontinued operations	$4,586,692	$(233,715)	$656,146

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Discontinued Operations

16. Discontinued Operations

ASC 205-20 requires that the operations and associated gains and/or losses from the sale or planned disposition of components of an entity, as defined, be reclassified and presented as discontinued operations in the Partnership’s consolidated financial statements for all periods presented. In April 2012, the Partnership sold three properties in Arkansas and one property in Massachusetts to unrelated third parties. Below is a summary of the components of the discontinued operations for the respective periods:

	Year Ended December 31,
	2012	2011	2010
Total revenues	$269,932	$1,260,671	$1,163,559
Expenses:
Interest expense	(27,104)	(8,123)	(1,090)
Depreciation and amortization	(1,958)	(575,322)	(607,426)
Gain on sale of assets, net	4,425,246	—	—
Loss on extinguishment of debt	(13,264)	—	—
Other (expenses) income	(66,160)	(910,941)	101,103

Total gains (expenses)	4,316,760	(1,494,386)	(507,413)

Discontinued operations	$4,586,692	$(233,715)	$656,146